Net (Loss)/Income Per Share - Schedule of Basic and Diluted Net (Loss)/Income Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Basic and Diluted Net (Loss)/Income Per Ordinary Share:
Net (Loss)/Income	¥ (221,023)	¥ (15,796)	¥ 241
Weighted average ordinary shares outstanding	11,515,090	8,456,250	4,500,000
Basic net (loss)/income per ordinary share	¥ (19.19)	¥ (1.87)	¥ 0.05
Diluted net (loss)/income per common share	¥ (19.19)	¥ (1.87)	¥ 0.05